Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,659	$ 5,327	¥ 72,722
Short-term investments	4,000	551
Accounts receivable, net	29,318	4,040	50,118
Inventories, net	40,076	5,523	55,189
Prepayments and other current assets	90,465	12,466	94,518
Total current assets	222,322	30,636	278,251
Non-current assets:
Property and equipment, net	4,249	586	3,103
Intangible assets	14,671	2,022	17,910
Operating lease right-of-use assets	3,084	425	8,951
Long-term investments	64,986	8,955	65,887
Other non-current asset	1,919	264	3,455
Total non-current assets	93,844	12,932	104,964
Total assets	316,166	43,568	383,215
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB10,213 and RMB 63 as of March 31, 2024 and 2025, respectively)	9,063	1,249	15,213
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB2,279 and RMB 421 as of March 31, 2024 and 2025, respectively)	19,558	2,695	24,279
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB440 and RMB 57 as of March 31, 2024 and 2025, respectively)	1,908	263	2,972
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB6,759 and RMB 3,563 as of March 31, 2024 and 2025, respectively)	11,856	1,634	16,667
Contract liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,579 and RMB 1,768 as of March 31, 2024 and 2025, respectively)	1,768	244	1,579
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB5,254 and RMB 1,284 as of March 31, 2024 and 2025, respectively)	1,714	236	5,613
Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2024 and 2025, respectively)	5	1	5,721
Total current liabilities	45,872	6,322	72,044
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2024 and 2025, respectively)	2,433	335	3,234
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB2,209 and RMB 538 as of March 31, 2024 and 2025, respectively)	851	117	3,115
Other debts, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB11,500 and RMB 200 as of March 31, 2024 and 2025, respectively)	38,635	5,324	43,941
Total non-current liabilities	41,919	5,776	50,290
Total liabilities	87,791	12,098	122,334
Commitments and contingencies (Note 27)
Mezzanine equity:
Redeemable non-controlling interests	8,804	1,213	7,963
Total mezzanine equity	8,804	1,213	7,963
Shareholders’ equity:
Additional paid-in capital	3,342,121	460,557	3,329,675
Statutory reserves	3,876	534	3,876
Accumulated other comprehensive loss	(37,769)	(5,205)	(39,478)
Accumulated deficit	(3,115,371)	(429,310)	(3,060,405)
Receivable for issuance of ordinary shares	(6,200)	(861)	(16,031)
Total Boqii Holding Limited shareholders’ equity	189,805	26,155	218,681
Non-controlling interests	29,766	4,102	34,237
Total shareholders’ equity	219,571	30,257	252,918
Total liabilities, mezzanine equity and shareholders’ equity	316,166	43,568	383,215
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	3,114	429	962
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	82	11	82
Related Party
Current assets:
Amounts due from related parties	19,804	2,729	5,704
Non-current assets:
Amounts due from related parties, non-current	¥ 4,935	$ 680	¥ 5,658